Equity - Schedule of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at the beginning of the period	$ (1,589)	$ 498,652	$ 818,610
Other comprehensive loss:
Balance at the end of the period	(69,472)	(1,589)	498,652
Accumulated Other Comprehensive Loss
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at the beginning of the period	(34,740)	(33,598)	(31,108)
Other comprehensive loss:
Amounts reclassified from accumulated other comprehensive loss	(971)	(1,385)	(2,951)
Income tax benefit	176	243	461
Other comprehensive loss, net of income taxes	(795)	(1,142)	(2,490)
Adjustment related to the transfer of pension plans and postretirement plan liabilities as a result of the MSGE Distribution	1,514	0	0
Balance at the end of the period	$ (34,021)	$ (34,740)	$ (33,598)